UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09114

The Needham Funds, Inc.

(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York         10022-2606

(Address of principal executive offices)         (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio   43219

 (Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-625-7071

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

Needham Growth Fund

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value
Common Stocks (93.0%)

Business Services (1.8%)
Dice Holdings, Inc.*	115,300	$756,368
Iconix Brand Group, Inc.*	42,000	523,740
Resources Connection, Inc.*	50,000	853,000
		2,133,108

Consumer Services (13.9)
CarMax, Inc.*	270,000	5,643,000
Dick’s Sporting Goods, Inc.*	115,000	2,576,000
hhgregg, Inc.*	30,000	508,200
Luxottica Group SpA - ADR†	165,000	4,261,950
Morton’s Restaurant Group*	247,200	1,053,072
Whole Foods Market, Inc.*	65,000	1,981,850
		16,024,072

Energy (2.2%)
Chesapeake Energy Corp.	90,000	2,556,000

Financial Services (2.0%)
Morgan Stanley	75,000	2,316,000

Healthcare Services (28.0%)
Becton, Dickinson & Co.	40,000	2,790,000
Cardiac Science Corp.*	91,700	366,800
CONMED Corp.*	135,000	2,587,950
Covidien Ltd.	43,750	1,892,625
Express Scripts, Inc.*†	115,000	8,921,700
Gen-Probe, Inc.*	15,000	621,600
Hansen Medical, Inc.*	120,000	420,000
Omnicell, Inc.*	50,000	557,000
Palomar Medical Technologies, Inc.*	24,000	389,040
Solta Medical, Inc.*	100,000	227,000
Thermo Fisher Scientific, Inc.*	115,000	5,022,050
TomoTherapy, Inc.*	210,000	909,300
UnitedHealth Group, Inc.	44,500	1,114,280
Varian Medical Systems, Inc.*†	125,000	5,266,250
Volcano Corp.*	75,000	1,261,500
		32,347,095

Industrial (1.7%)
Southwall Technologies, Inc.*†	728,000	873,600
Sypris Solutions, Inc.	418,700	1,067,685
		1,941,285

Oil & Gas - Exploration & Production (1.5%)
Transocean, Ltd.*	20,000	1,710,600

Software (4.3%)
Actuate Corp.*	400,000	2,312,000
ArcSight, Inc.*	5,000	120,350
Aspen Technology, Inc.*	250,000	2,550,000
		4,982,350

Technology (27.7%)
3Com Corp.*	475,000	2,484,250
ANADIGICS, Inc.*	20,000	94,200
Barco Industries NV	25,000	1,090,090
BigBand Networks, Inc.*	75,000	300,750
Brooks Automation, Inc.*	531,911	4,111,672
Cognex Corp.	20,000	327,600
Eclipsys Corp.*	102,700	1,982,110
Electro Scientific Industries, Inc.*	175,000	2,343,250
Entegris, Inc.*	100,000	495,000
FSI International, Inc.*	558,500	647,860
Mattson Technology, Inc.*	91,000	256,620
MKS Instruments, Inc.*	100,000	1,929,000
Molex, Inc.	4,800	100,224
National Semiconductor Corp.	180,000	2,568,600
Newport Corp.*	237,600	2,081,376
Nova Measuring Instruments Ltd.*	87,500	234,500
Orbotech Ltd.*	148,600	1,405,013
Parametric Technology Corp.*	175,000	2,418,500
Quantel, SA	20,905	116,847
Seagate Technology	200,000	3,042,000
Semitool, Inc.*†	100,000	845,000
Super Micro Computer, Inc.*	200,000	1,692,000
Vishay Intertechnology, Inc.*†	100,000	790,000
Xyratex Ltd.*	33,900	322,389
Zygo Corp.*	33,500	227,130
		31,905,981

Telecommunications/Cable (9.9%)
Acme Packet, Inc.*	15,000	150,150
ADC Telecommunications, Inc.*	20,000	166,800
Airvana, Inc.*†	350,000	2,369,500
Comcast Corp., Class A	75,000	1,266,750
EMS Technologies, Inc.*	124,800	2,598,336
IPG Photonics Corp.*	35,000	532,000
SoundBite Communications, Inc.*	100,000	323,000
ViaSat, Inc.*	150,000	3,987,000
		11,393,536
Total Common Stocks
(Cost $96,577,720)		107,310,027

Short-Term Investment (7.3%)

Money Market Fund (7.3%)
Dreyfus Treasury Prime Cash Management 0.00% (a)
(Cost $8,419,023)	8,419,023	8,419,023

Warrant (0.0%)

Technology (0.0%)
Quantel, SA, Strike Price 10.00,
Expires 6/30/10
(Cost $0)	20,905	1,698

Total Investments (100.3%)
(Cost $104,996,743)		115,730,748

Total Securities Sold Short (-2.9%)
(Proceeds $2,703,798)		(3,425,050)

Other Assets in Excess of Liabilities (2.6%)		3,026,480

Net Assets (100.0%)		$115,332,178

(a)	Rate shown is the seven day yield as of September 30, 2009.
*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $4,932,786.
ADR	American Depositary Receipt.
NV	Naamloze Vennootschap (Dutch corporation)
SA	Sociètè Anonyme (French corporation)
SpA	Società per Azìonì (Italian corporation)

See notes to Schedules of Investments.

Needham Growth Fund

Schedule of Securities Sold Short

September 30, 2009 (Unaudited)

	Shares	Value
Securities Sold Short (-2.9%)

Airline (-0.7%)
Allegiant Travel Co.*	20,000	$761,800

Commercial Services (-0.3%)
HMS Holdings Corp.*	10,000	382,300

Financial Services (-1.2%)
Stifel Financial Corp.*	25,000	1,372,500

Healthcare Services (-0.2%)
Valeant Pharmaceuticals International*	10,000	280,600

Retail Stores (-0.2%)
Aeropostale, Inc.*	5,000	217,350

Technology (-0.3%)
Varian Semiconductor Equipment Associates, Inc.*	12,500	410,500

Total Securities Sold Short
(Proceeds $2,703,798)		3,425,050

Total Securities Sold Short (-2.9%)		(3,425,050)

Total Investments (100.3%)		115,730,748

Other Assets in Excess of Liabilities (2.6%)		3,026,480

Net Assets (100.0%)		$115,332,178

*	Non-income producing security.

See notes to Schedules of Investments.

Needham Aggressive Growth Fund

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value
Common Stocks (77.9%)

Business Services (3.6%)
Ata, Inc. ADR*	8,000	$45,040
Dice Holdings, Inc.*	17,300	113,488
Iconix Brand Group, Inc.*	15,000	187,050
Resources Connection, Inc.*	21,250	362,525
		708,103

Consumer Services (10.7%)
CarMax, Inc.*	22,500	470,250
Dick’s Sporting Goods, Inc.*†	21,500	481,600
Luxottica Group SpA - ADR	17,500	452,025
Morton’s Restaurant Group*	60,000	255,600
hhgregg, Inc.*	22,000	372,680
Whole Foods Market, Inc.*	2,500	76,225
		2,108,380

Financial Services (1.5%)
FCStone Group, Inc.*	35,000	168,700
Morgan Stanley	4,000	123,520
Oppenheimer Holdings, Inc., Class A	300	7,305
		299,525

Healthcare Services (35.9%)
Alliance HealthCare Services, Inc.*	25,000	141,500
Becton, Dickinson & Co.	5,000	348,750
Candela Corp.*	150,000	495,000
Cardiac Science Corp.*	42,500	170,000
Cardionet, Inc.*	5,000	33,600
CONMED Corp.*	5,000	95,850
Express Scripts, Inc.*†	9,000	698,220
Gen-Probe, Inc.*	10,000	414,400
Gentiva Health Services, Inc.*	10,000	250,100
Gilead Sciences, Inc.*	15,000	698,700
Hansen Medical, Inc.*	45,000	157,500
Ista Pharmaceuticals, Inc.*	50,000	223,000
LeMaitre Vascular, Inc.*†	85,700	359,940
Masimo Corp.*	17,500	458,500
NuVasive, Inc.*	12,500	522,000
Omnicell, Inc.*	25,000	278,500
Palomar Medical Technologies, Inc.*	6,000	97,260
Solta Medical, Inc.*	150,000	340,500
TomoTherapy, Inc.*	20,000	86,600
Varian Medical Systems, Inc.*	18,000	758,340
Volcano Corp.*	25,000	420,500
		7,048,760

Industrial (3.0%)
Precision Castparts Corp.	5,500	560,285
Quixote Corp.*	7,538	18,770
		579,055

Software (2.7%)
Actuate Corp.*†	90,000	520,200

Technology (14.4%)
Apple, Inc.*†	3,000	556,110
Autodesk, Inc.*†	10,000	238,000
BigBand Networks, Inc.*	10,000	40,100
Brooks Automation, Inc.*	40,000	309,200
Daktronics, Inc.	10,000	85,700
DTS, Inc.*	5,000	136,900
Eclipsys Corp.*	20,530	396,229
Linear Technology Corp.	2,500	69,075
Mattson Technology, Inc.*	9,000	25,380
Molex, Inc.	3,000	62,640
MKS Instruments, Inc.*	6,000	115,740
Nova Measuring Instruments Ltd.*	14,000	37,520
Parametric Technology Corp.*	25,000	345,500
Quantel, SA	10,210	57,068
Super Micro Computer, Inc.*	41,800	353,628
		2,828,790

Telecommunications/Cable (6.1%)
Acme Packet, Inc.*	5,000	50,050
Airvana, Inc.*†	50,000	338,500
Cogo Group, Inc.*	10,000	61,200
Powerwave Technologies, Inc.*	215,000	344,000
ViaSat, Inc.*	15,000	398,700
		1,192,450
Total Common Stocks
(Cost $11,681,231)		15,285,263

Exchange Traded Fund (1.5%)
PowerShares QQQ
(Cost $239,114)	6,875	290,469

Short-Term Investment (21.9%)

Money Market Fund (21.9%)
Dreyfus Treasury Prime Cash Management, 0.00% (a)
(Cost $4,287,986)	4,287,986	4,287,986

Warrant (0.0%)

Technology (0.0%)
Quantel, SA, Strike Price 10.00,
Expires 6/30/10
(Cost $0)	10,210	829

Total Investments ( 101.3%)
(Cost $16,208,331)		19,864,547

Total Securities Sold Short (-1.2%)
(Proceeds $193,854)		(228,217)

Liabilities in Excess of Other Assets (-0.1%)		(15,193)

Net Assets (100.0%)		$19,621,137

(a)	Rate disclosed is the seven day yield as of September 30, 2009.
*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,746,478.
ADR	American Depositary Receipt.
SA	Sociètè Anonyme (French corporation)
SpA	Società per Azìonì (Italian corporation)

See notes to Schedules of Investments.

Needham Aggressive Growth Fund

Schedule of Securities Sold Short

September 30, 2009 (Unaudited)

	Shares	Value
Securities Sold Short (-1.2%)

Healthcare Services (-0.3%)
Valeant Pharmaceuticals International*	2,000	$56,120

Technology (-0.9%)
CommScope, Inc.*	5,750	172,097

Total Securities Sold Short
(Proceeds $193,854)		228,217

Total Securities Sold Short (-1.2%)		(228,217)

Total Investments (101.3%)		19,864,547

Liabilities in Excess of Other Assets (-0.1%)		(15,193)

Net Assets (100.0%)		$19,621,137

*	Non-income producing security.

See notes to Schedules of Investments.

Needham Small Cap Growth Fund

Schedule of Investments

September 30, 2009 (Unaudited)

	Shares	Value
Common Stocks (73.4%)

Defense (4.1%)
ICx Technologies Inc.*	50,000	$296,000
iRobot Corp.*†	15,000	184,650
		480,650

Healthcare Services (19.6%)
Alliance HealthCare Services, Inc.*†	20,000	113,200
Cardiac Science Corp.*	35,800	143,200
CONMED Corp.*†	15,000	287,550
Express Scripts, Inc.*†	4,000	310,320
Hansen Medical, Inc.*	50,000	175,000
NuVasive, Inc.*	2,000	83,520
Palomar Medical Technologies, Inc.*	10,000	162,100
Phase Forward, Inc.*†	10,000	140,400
Solta Medical, Inc.*†	75,000	170,250
TomoTherapy, Inc.*	40,300	174,499
Varian Medical Systems, Inc.*	7,500	315,975
Volcano Corp.*	12,500	210,250
		2,286,264

Oil & Gas - Exploration & Production (2.0%)
BPZ Resources, Inc.*	2,500	18,800
Carrizo Oil & Gas, Inc.*	5,000	122,450
Compton Petroleum Corp.*	75,000	96,000
		237,250

Software (3.8%)
ArcSight, Inc.*	7,000	168,490
Aspen Technology, Inc.*†	20,000	204,000
PDF Solutions, Inc.*†	20,000	69,800
		442,290

Technology (32.4%)
3Com Corp.*	40,000	209,200
ANADIGICS, Inc.*	10,000	47,100
ATMI, Inc.*	7,500	136,125
BigBand Networks, Inc.*	35,000	140,350
Brooks Automation, Inc.*	30,000	231,900
Cognex Corp.	14,000	229,320
CyberOptics Corp.*	7,100	47,783
DTS, Inc.*	3,000	82,140
Eclipsys Corp.*†	10,270	198,211
Electro Scientific Industries, Inc.*	5,000	66,950
Entegris, Inc.*	50,000	247,500
Linear Technology Corp.	2,500	69,075
Mattson Technology, Inc.*	30,000	84,600
MKS Instruments, Inc.*†	20,000	385,800
Netezza Corp.*†	20,000	224,800
Newport Corp.*†	10,000	87,600
Nova Measuring Instruments Ltd.*	44,000	117,920
PLX Technology, Inc*	40,000	134,800
Seagate Technology	12,500	190,125
Semitool, Inc.*†	31,000	261,950
Super Micro Computer, Inc.*†	30,000	253,800
Xyratex Ltd.*†	25,000	237,750
Zygo Corp.*†	14,700	99,666
		3,784,465

Telecommunications/Cable (11.5%)
Acme Packet, Inc.*†	20,000	200,200
ADC Telecommunications, Inc.*	15,000	125,100
Airvana, Inc.*†	30,000	203,100
Anaren, Inc.*†	5,000	85,000
Aruba Networks, Inc.*	5,000	44,200
EMS Technologies, Inc.*†	12,500	260,250
Harmonic, Inc.*	10,000	66,800
IPG Photonics Corp.*	10,000	152,000
Powerwave Technologies, Inc.*	10,000	16,000
SoundBite Communications, Inc.*†	40,000	129,200
ViaSat, Inc.*†	2,500	66,450
		1,348,300

Total Common Stocks
(Cost $6,187,421)	8,579,219

Short-Term Investment (29.2%)

Money Market Fund (29.2%)
Dreyfus Treasury Prime Cash Management, 0.00% (a)
(Cost $3,411,326)	3,411,326	3,411,326

Total Investments (102.6%)
(Cost $9,598,747)		11,990,545

Total Securities Sold Short (-8.0%)
(Proceeds $896,202)	(936,110)

Other Assets in Excess of Liabilities (5.4%)	635,537

Net Assets (100.0%)	$11,689,972

(a)	Rate disclosed is the seven day yield as of September 30, 2009.
*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,141,088.

See notes to Schedules of Investments.

Needham Small Cap Growth Fund

Schedule of Securities Sold Short

September 30, 2009 (Unaudited)

	Shares	Value
Securities Sold Short (-7.3%)

Airline (-0.7%)
Allegiant Travel Co.*	2,000	$76,180

Consumer Products (-1.5%)
The Scotts Miracle-Gro Co.	4,000	171,800

Financial Services (-1.4%)
Stifel Financial Corp.*	3,000	164,700

Healthcare Services (-0.5%)
Medco Health Solutions*	1,000	55,310

Retail (-1.4%)
Aeropostale, Inc.*	2,000	86,940
Buffalo Wild Wings, Inc.*	2,000	83,220
		170,160

Technology (-1.8%)
Varian Semiconductor Equipment Associates, Inc.*	6,500	213,460

Total Securities Sold Short
(Proceeds $811,444)		851,610

Exchange Traded Funds Sold Short (-0.7%)
PowerShares QQQ
(Proceeds $84,758)	2,000	84,500

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $896,202)		936,110

Total Securities & Exchange Traded Funds Sold Short (-8.0%)		(936,110)

Total Investments (102.6%)		11,990,545

Other Assets in Excess of Liabilities (5.4%)		635,537

Net Assets (100.0%)		$11,689,972

*	Non-income producing security.

See notes to Schedules of Investments.

Needham Funds
Notes to Schedules of Investments
September 30, 2009
(Unaudited)

1.  Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Fund”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on October 12, 1995.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedules of Investments and Securities Sold Short (“Schedules”).  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).   The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules.  Actual results could differ from those estimates.

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors (the “Board”). The Fund’s Fair Value Procedures are implemented and monitored by a Valuation Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. For quarter ends, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Portfolio entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. There were no open forward currency contract transactions entered into by the Portfolios for the quarter ended September 30, 2009.

Needham Funds
Notes to Schedules of Investments, (continued)
September 30, 2009
(Unaudited)

Fair Value Measurements: Various inputs are used to determine the value of the Portfolios’ instruments.  These inputs are summarized in the three broad levels listed below:

Level 1— quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of September 30, 2009, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1 – Quoted Prices(1)
	Investment Securities
	Assets	Liabilities(2)
NGF	$115,730,748	$(3,425,050)
NAGF	19,864,547	(228,217)
NSCGF	11,990,545	(936,110)

(1)
The amounts disclosed in Level 1 are Equity Securities, Warrants and Short-Term Investments.  Refer to the Schedule of Investments and Schedule of Securities Sold Short for the breakout of each security by industry type.

(2)	Liabilities consist of Securities Sold Short.

3.  Temporary Borrowings

The Fund has entered into an agreement with J.P. Morgan (formerly Custodial Trust Company) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated daily based on the Federal Funds Rate plus one percent. Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

There were no borrowings by the Portfolios for quarter ended September 30, 2009.

4.  Repurchase Agreements

The Portfolios will only enter into repurchase agreements where (i) the underlying securities are of the type which the Portfolio’s investment policies would allow the Portfolio to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the fair or market value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times.

There were no repurchase agreement transactions by the Portfolios for the quarter ended September 30, 2009.

Needham Funds
Notes to Schedules of Investments, (continued)
September 30, 2009
(Unaudited)

5.  Option Transactions

Each Portfolio may invest in options contracts to reduce its exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline. Similarly, such investments may protect a Portfolio against fluctuations in the value of securities in which the Portfolio is about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on or before a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform. For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option transactions. When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

In the normal course of business, certain Portfolios may trade and hold certain fair-valued derivative contracts which constitute guarantees under FASB Interpretation No. 45 “Guarantors’ Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.” Such contracts include written put and call options, where the Portfolio would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty. The maximum payout for the written put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for the written call option contracts is limited only by how high the underlying securities strike price rises. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.  At September 30, 2009, the Portfolios had no maximum payout amounts relating to written put or call option contracts.
.
Written option activity for the period ended September 30, 2009 was as follows:

NGF	Number of Options	Amount of Proceeds
Options outstanding at
December 31, 2008	—	$—
Options written	(730)	(81,025)
Options expired	730	81,025
Options covered	—	—
Options outstanding at September 30, 2009	—	$—

Needham Funds
Notes to Schedules of Investments, (continued)
September 30, 2009
(Unaudited)

NAGF	Number of Options	Amount of Proceeds
Options outstanding at
December 31, 2008	—	$—
Options written	(18)	(2,115)
Options expired	18	2,115
Options covered	—	—
Options outstanding at September 30, 2009	—	$—

NSCGF did not have written options for the period ended September 30, 2009.

6.  Short Sale Transactions

During the quarter ended September 30, 2009, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At September 30, 2009, the market value of securities separately segregated to cover short positions was approximately $4,932,786, $1,746,478 and $3,141,088 for NGF, NAGF and NSCGF, respectively.  Securities sold short at September 30, 2009 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short.

7.   Indemnification

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.   Federal Income Taxes

As of September 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, including proceeds from securities sold short and written options, for federal income tax purposes were as follows:
				Net
		Gross	Gross	Unrealized
	Cost	Unrealized Appreciation	Unrealized Depreciation	Appreciation (Depreciation)
NGF	$102,391,328	$26,767,532	$(16,853,162)	$9,914,370
NAGF	16,016,005	4,025,004	(404,679)	3,620,325
NSCGF	8,707,940	2,408,411	(61,916)	2,346,495

9.  Subsequent Events

Management has evaluated subsequent events through November 23, 2009, the date of this filing.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Needham Funds, Inc.

By (Signature and Title)      /s/ George A. Needham                                                               m
George A. Needham, President (Principal Executive Officer)

Date            November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ George A. Needham                                                               m
George A. Needham, President (Principal Executive Officer)

Date            November 20, 2009

By (Signature and Title)      /s/ Glen W. Albanese                                                                                  e
Glen W. Albanese, Treasurer and Secretary (Principal Financial Officer)

Date            November 20, 2009